JPMORGAN TRUST IV
277 PARK AVENUE
NEW YORK, NEW YORK 10172
March 14, 2022
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of
the JPMorgan Preferred and Income Securities Fund (the “Fund”)
File Nos. 333-208312 and 811-23117
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the Fund do not differ from the prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 130 (Amendment No. 131 under the Investment Company Act of 1940, as amended) filed electronically on March 11, 2022.
Please contact Jessica K. Ditullio at (614) 213-4042 if you have any questions.
Very truly yours,
/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary